Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Computers	24,668	24,668	19,395
Office equipment	2,202	2,202	1,731
Subtotal	26,870	26,870	21,126
Less: Accumulated depreciation	(23,325)	(25,318)	(19,905)
Property and equipment, net	3,546	1,552	1,221

Property and equipment, net, consist of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Computers	24,668	24,668	18,056
Office equipment	2,202	2,202	1,612
Subtotal	26,870	26,870	19,668
Less: Accumulated depreciation	(19,011)	(23,325)	(17,072)
Property and equipment, net	7,861	3,546	2,596